Note 32 - Dividends	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of dividends [text block]
32	Dividends

	2019	2018	2017

Dividends paid to owners of the Company (Excluding NCI)	2,968	2,908	2,904

The quarterly dividend policy of paying
6,875
cents per share was increased to
7,5
cents from
January 3, 2020.